As filed with the Securities and Exchange Commission on November 16, 2017

File Nos. 033-85982 and 811-08846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 57

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 58

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street
Omaha, NE 68197
(Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code:

(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
 Omaha, NE 68197

(Name and Address of Agent for Service)

Copies to:

David E. Gardels
Husch Blackwell LLP
 13330 California Street

Suite 200
 Omaha, NE 68154

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on , pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on , pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 57 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 56 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 16th day of November, 2017 .

Tributary Funds, Inc.

By:	/s/ Stephen C. Wade
Name:	Stephen C. Wade
Title:	President
Date:	November 16, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Stephen C. Wade
Stephen C. Wade	President and Chairman of the Board of Directors	November 16, 2017

/s/ Karen Shaw
Karen Shaw	Treasurer	November 16, 2017

* /s/ Gino Malaspina
John J. McCartney	Director	November 16, 2017

* /s/ Gino Malaspina
Gary D. Parker	Director	November 16, 2017

* /s/ Gino Malaspina
Robert A. Reed	Director	November 16, 2017

* /s/ Gino Malaspina
David F. Larrabee	Director	November 16, 2017

* /s/ Gino Malaspina
Brittany A. Fahrenkrog	Director	November 16, 2017

/s/ Gino Malaspina
*By: Gino Malaspina	Attorney-in-Fact	November 16, 2017

*	Gino Malaspina signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase